Schedule of Investments

September 30, 2020 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 77.5%

Communication Services - 7.5%
Activision Blizzard Inc	16,107	1,303,862
Alphabet Inc. - Class A (2)	1,334	1,955,110
Alphabet Inc. - Class C (2)	5,875	8,633,900
Amc Entertainment Holdings Inc (3)	1,846	8,695
Amc Networks Inc (2)	1,669	41,241
At&T Inc	160,372	4,572,206
Cable One Inc	49	92,386
Cinemark Holdings Inc	2,322	23,220
Comcast Corp New - Class A	72,863	3,370,642
Dish Network Corporation	7,643	221,876
Electronic Arts Inc (2)	12,880	1,679,681
Facebook Inc (2)	35,386	9,267,593
Fluent Inc (2)	292	724
Frontier Communications Corp (2)	13,822	2,218
Glu Mobile Inc (2)	3,604	27,661
Gogo Inc. (2)	477	4,407
Gray Television Inc (2)	3,553	48,925
Lee Enterprises Inc (2)	8,976	7,529
Liberty Tripadvisor Holdings Inc. (2)	984	1,702
Lions Gate Entertainment Corp. - Class A (2)	2,270	21,520
Marcus Corp	1,978	15,290
Mdc Partners Inc (2)	3,032	4,882
Msg Networks Inc (2)	2,262	21,647
National Cinemedia Inc	1,187	3,223
Netflix Inc (2)	4,774	2,387,143
New York Times Co	3,293	140,907
Nexstar Media Group, Inc.	763	68,617
Pinterest Inc (2)	4,486	186,214
Roku Inc. (2)	1,793	338,518
Shenandoah Telecommun Co	669	29,727
Spotify Technology S A (2)	2,710	657,365
Techtarget Inc (2)	1,331	58,511
Tegna Inc	1,603	18,835
Telephone & Data Sys Inc Del New	4,926	90,835
Tribune Publishing Company	804	9,375
Twitter Inc (2)	5,599	249,156
Verizon Communications Inc	87,131	5,183,423
Zillow Group Inc - Class C (2)	1,100	111,749

		40,860,515

Consumer Discretionary - 10.6%
Amazon.Com Inc (2)	5,593	17,610,847
Aramark	3,301	87,311
At Home Group Inc (2)	2,343	34,817
Autonation Inc (2)	858	45,414
Autozone Inc (2)	11	12,954
Best Buy Co Inc	20,264	2,255,181
Big Lots Inc Ohio	736	32,826
Booking Holdings Inc (2)	475	812,573
Borg Warner Inc	4,629	179,327
Boyd Gaming Inc	1,462	44,869
Brinker Intl Inc	1,249	53,357
Brunswick Corp	1,664	98,026
Caleres Inc	1,780	17,017
Camping World Holdings Inc	5,426	161,424

Capri Holdings Limited (2)	3,270	58,860
Carparts.Com, Inc (2)	2,952	31,911
Carvana Co (2)	482	107,515
Chipotle Mexican Grill Inc (2)	1,348	1,676,521
Collectors Universe	772	38,206
Cracker Barrel Old Cnt Store	2,454	281,376
Crocs Incorporated (2)	9,774	417,643
Dana Incorporated	4,437	54,664
Dave & Buster'S Entertainment, Inc	721	10,930
Deckers Outdoor Corp (2)	3,015	663,330
Del Taco Restaurants, Inc (2)	6,616	54,251
Designer Brands Inc	450	2,444
Dollar Tree Inc (2)	2,752	251,368
Domino'S Pizza Inc	1,074	456,751
Dr Horton Inc	22,456	1,698,347
Ebay Inc	2,669	139,055
El Pollo Loco Holdings Inc (2)	1	16
Everi Holdings Inc (2)	2	17
Extended Stay America Inc	4,685	55,986
Fiesta Restaurant Group (2)	1,209	11,328
Fossilgroup Inc (2)	804	4,615
Fox Factory Holding Corp (2)	505	37,537
Franchise Group, Inc.	51	1,293
Garmin Limited	8,725	827,654
General Motors Company	33,730	998,071
Group 1 Automotive Inc	86	7,602
Guess Inc	85	988
Hamilton Beach Brands Holding Co - Class A	152	2,956
Hanesbrands Inc	5,826	91,760
Hibbett Sports Inc (2)	4,926	193,198
Home Depot Inc	14,921	4,143,711
Houghton Mifflin Harcourt Company (2)	215	372
Installed Building Products Inc (2)	194	19,740
Intl Game Technology Plc	8,633	96,085
K12 Inc (2)	3,337	87,897
Kb Home	1,537	59,005
L Brands Inc	1,156	36,772
Lakeland Inds Inc (2)	175	3,465
Lands End Inc (2)	709	9,238
Las Vegas Sands Corp	6,451	301,004
Lci Industries	2,984	317,169
Lear Corporation	822	89,639
Lennar Corp	5,778	471,947
Lithia Motors Inc	2,364	538,850
Lovesac Company (2)	67	1,857
Lowes Companies Inc	28,832	4,782,076
Lululemon Athletica Inc (2)	1,718	565,858
Lumber Liquidators Holdings Inc (2)	2,025	44,651
M/I Homes Inc (2)	575	26,479
Malibu Boats, Inc. - Class A (2)	5,715	283,235
Marinemax Inc (2)	5,499	141,159
Marriott International Inc	846	78,323
Mcdonalds Corp	3,526	773,922
Meritage Homes Corporation (2)	2,039	225,085
Michaels Companies Inc (2)	3,743	36,139
Nautilus Inc (2)	687	11,789
Nike Inc - Class B	17,147	2,152,634
Odp Corporation	1,708	33,221
Ollie'S Bargain Outlet Holdings Inc (2)	351	30,660
Overstock.Com	731	53,107
Papa John'S Intl Inc	652	53,647
Party City Holdco Inc (2)	4,632	12,043
Penn National Gaming (2)	2,543	184,876
Polaris Inc	705	66,510
Pool Corporation	836	279,675
Pultegroup Inc	29,363	1,359,213
Purple Innovation Inc (2)	4,645	115,475
Qurate Retail Inc	10,394	74,629
Rci Hospitality Holdings, Inc	56	1,142
Red Robin Gourmet Burgers (2)	7	92

Red Rock Resorts Inc.	1,952	33,379
Rent A-Center Inc	26,665	797,017
Scientific Games Corp (2)	1,203	41,997
Sonic Automotive Inc	3,385	135,942
Sportsman'S Warehouse Holdings, Inc (2)	3,637	52,045
Stamps.Com Inc (2)	164	39,516
Starbucks Corp	2,548	218,924
Target Corporation	9,635	1,516,742
Tesla Inc (2)	10,716	4,597,271
Texas Roadhouse Inc	1,442	87,659
The Container Store Group Inc (2)	82	509
Thor Industries Inc	8,898	847,623
Tillys Inc - Class A	748	4,510
Topbuild Corp (2)	477	81,419
Town Sports Intl Hldg Inc (2)	4,612	322
Tractor Supply Co	59	8,457
Tupperware Brands Corp (2)	814	16,410
Urban Outfitters Inc (2)	152	3,163
Vista Outdoor Inc (2)	198	3,996
Waitr Holdings Inc (2)	1,000	3,220
Wayfair Inc - Class A (2)	348	101,271
Wendy'S Company	7,341	163,668
Williams Sonoma Inc	944	85,375
Wingstop Inc.	1,920	262,368
Winnebago Inds Inc	10,390	536,851
Yum Brands Inc	52	4,748
Yum China Holdings Inc	12,419	657,586
Zumiez Inc (2)	175	4,869

		57,491,384

Consumer Staples - 1.8%
Altria Group Inc	226	8,733
Andersons Inc	3,284	62,954
Coca Cola Co	30,131	1,487,567
Conagra Brands Inc	7,845	280,145
General Mills Inc	35,931	2,216,224
Ingredion Inc	125	9,460
Kimberly Clark Corp	3,698	546,047
Kroger Co	16,967	575,351
Molson Coors Beverage Company - Class B	18,573	623,310
Mondelez International Inc	2,380	136,731
Natural Grocers By Vitamin Cottage Inc	43	424
Nu Skin Enterprises Inc	1,065	53,346
Philip Morris Intl Inc	9,439	707,831
Rite Aid Corp (2)	1,572	14,918
Spartan Nash Company	846	13,832
The Kraft Heinz Company	16,993	508,940
Tyson Foods Inc	25	1,487
United Natural Foods Inc (2)	1,026	15,257
Walgreen Boots Alliance Inc	1,628	58,478
Walmart Inc	17,799	2,490,258

		9,811,293

Energy - 1.0%
Amplify Energy Corp	7,061	6,021
Antero Resources Corp (2)	7,662	21,071
Apache Corp	1,629	15,427
Archrock Inc	4,722	25,404
Ardmore Shipping Corp	3,657	13,019
Aspen Aerogels Incorporated (2)	1,349	14,772
Bonanza Creek Energy Inc (2)	1,656	31,133
Brigham Minerals Inc	2,883	25,716
Cabot Oil & Gas Corp	8,982	155,928
Cactus Inc	4,611	88,485
California Resources Corp (2)	4,424	383
Centennial Resource Dev Inc (2)	921	555
Chaparral Energy Inc (2)	2,753	85
Chesapeake Energy Corp (2)	874	3,557

Chevron Corp	28,674	2,064,528
Cimarex Energy Co	9,145	222,498
Cnx Resources Corporation (2)	3,290	31,058
Concho Resources Inc	1,779	78,489
Conocophillips	27,631	907,402
Consol Energy Inc (2)	535	2,370
Continental Resources Inc (2)	2,534	31,118
Delek Us Holdings Inc New	2,103	23,406
Dht Holdings Inc	2,432	12,549
Diamondback Energy, Inc	903	27,198
Dmc Global Inc.	126	4,150
Dorian Lpg Ltd (2)	2,050	16,421
Eog Resources Inc	11,210	402,887
Eqt Corporation	6,023	77,877
Exterran Corp (2)	2,020	8,403
Extraction Oil & Gas, Inc (2)	4,625	268
Franks International N V (2)	5,882	9,058
Golar Lng Ltd (2)	1,299	7,865
Hallador Energy Company	6,197	4,040
Hess Corporation	2,243	91,806
Hollyfrontier Corp	165	3,252
International Seaways Inc	1,940	28,343
Laredo Petroleum Inc (2)	1,702	16,680
Liberty Oilfield Services Inc	6,976	55,738
Montage Resources Corporation (2)	1,479	6,493
Nabors Industries Limited New	390	9,532
National Oilwell Varco Inc	5,125	46,433
Nextdecade Corp (2)	1,454	4,333
Nextier Oilfield Solutions Inc (2)	4,369	8,083
Nine Energy Service Inc (2)	2,588	2,924
Nordic American Tankers Ltd	1,043	3,640
Oasis Petroleum Inc New (2)(3)	4,557	1,276
Oceaneering Intl Inc (2)	2,558	9,004
Patterson-Uti Energy Inc	2,727	7,772
Pdc Energy Inc (2)	2,095	25,968
Peabody Energy Corp	2,730	6,279
Pioneer Natural Resources	4,823	414,730
Profire Energy Inc (2)	100	74
Propetro Holding Corp (2)	9,345	37,941
Range Resources Corp	5,125	33,928
Renewable Energy Group Inc (2)	1,609	85,953
Scorpio Tankers Inc	321	3,553
Southwestern Energy Co (2)	13,553	31,850
Superior Energy Services Inc (2)	1,242	450
Talos Energy Inc (2)	1,293	8,340
Teekay Corporation (2)	3,537	7,888
W&T Offshore Inc (2)	792	1,426
Whiting Petroleum Corporation	174	3,008
Whiting Petroleum Corporation A Warrants (2)(3)	127	311
Whiting Petroleum Corporation B Warrants (2)(3)	63	148
World Fuel Services Corp	3,632	76,962
Wpx Energy Inc (2)	4,025	19,723

		5,386,982

Financials - 6.6%
Agnc Investment Corp.	21,577	300,136
Allstate Corporation	9,411	885,952
Ally Financial Inc	19,271	483,124
American Eq Invt Life Hldg Co	3,997	87,894
American Express Co	14,845	1,488,211
Ameriprise Financial, Inc	1,900	292,809
Arbor Realty Trust Inc	1,979	22,699
Artisan Partners Asset Mgmt Inc - Class A	9,199	358,669
Associated Banc Corp	15,105	190,625
Bancorpsouth Bank	2,049	39,710
Bank Of America Corp New	180,203	4,341,090
Bank Ozk	3,718	79,268
Bankunited Inc	6,019	131,876
Bar Harbor Bankshares	385	7,912

Berkshire Hathaway, Inc. Class B (2)	38,990	8,302,531
Capital Bancorp, Inc (2)	236	2,233
Capital One Finl Corp	22	1,581
Central Valley Community Bancp	104	1,284
Citigroup Inc	22,046	950,403
Citizens Financial Group Inc	5,007	126,577
Civista Bancshares, Inc	1,421	17,791
Cno Financial Group Inc	10,668	171,115
Cohen & Steers Inc	547	30,490
Community Trust Bancorp Inc	416	11,756
Curo Group Holdings Corp	6,958	49,054
Eagle Bancorp Inc	2,721	72,896
East West Bancorp Inc	8,078	264,474
Ellington Residential Mortgage Reit	611	6,782
Encore Capital Group Inc (2)	515	19,874
Enova International Inc (2)	2,351	38,533
Esquire Financial Holdings, Inc. (2)	21	315
Farmers National Banc Corp	298	3,254
Fifth Third Bancorp	6,900	147,108
First American Financial Corp	19,411	988,214
First Citizens Bancshrs Inc	633	201,788
First Financial Cp	3,654	114,736
First Foundation Inc	176	2,300
First Horizon Natl Corp	2,057	19,398
First Republic Bank San Francisco Ca New	5,163	563,077
Fnb Corporation	5,860	39,731
Fncb Bancorp Inc	134	713
Focus Financial Partners Inc. (2)	2,484	81,450
Goosehead Insurance Inc.	2,576	223,056
Great Ajax Corp	4,942	40,969
Green Dot Corp (2)	5,349	270,713
Gwg Holdings Inc (2)	406	3,492
Hartford Finl Svcs Grp Inc	1,977	72,872
Hbt Financial, Inc.	2,869	32,190
Hilltop Hldgs Inc	9,563	196,807
Houlihan Lokey Inc	1,121	66,195
Huntington Bancshares Inc	13,002	119,228
Independent Bk Corp	790	41,380
Intl Bancshares Corp	1,085	28,275
James River Group Holdings, Ltd	949	42,259
Jpmorgan Chase & Co	24,610	2,369,205
Kemper Corp Del	60	4,010
Keycorp	6,693	79,847
Kinsale Capital Group, Inc	2,121	403,372
Kkr Real Estate Finance Trust Inc	5,947	98,304
M & T Bank Corp	1,272	117,138
Marsh & Mclennan Cos Inc	1,612	184,896
Medley Management Inc (2)(3)	2,343	1,364
Metlife Inc	16,901	628,210
Metrocity Bankshares Inc	4,060	53,470
Mid Penn Bancorp Inc	2	35
Mma Capital Holdings Inc (2)	353	7,946
Morgan Stanley	4,471	216,173
Mr Cooper Group Inc (2)	6,645	148,316
Nasdaq Inc	1,636	200,754
National Bank Holdings Corporation	479	12,574
Navient Corporation	2,645	22,350
Northrim Bancorp Inc	3,133	79,860
Ocwen Financial Corporation (2)	196	4,140
Old Republic International Corporation	3,035	44,736
Onemain Holdings Inc	844	26,375
Oppenheimer Holdings Inc	3,852	85,977
Palomar Holdings, Inc. (2)	697	72,655
Pennymac Financial Services Inc	9,995	580,909
Pennymac Mortgage Investment Trust	6,160	98,991
Pjt Partners Inc	5,380	326,082
Pnc Financial Svcs Group Inc	4,647	510,752
Popular Inc	12,297	446,012
Pra Group Inc (2)	2,385	95,281
Progressive Corp Oh	5,821	551,074

Prudential Financial Inc	13,867	880,832
Pzena Investment Management	8,002	42,891
Qcr Holdings Inc	1,319	36,154
Rbb Bancorp	9,372	106,278
Regions Financial Corp New	41,327	476,500
Servisfirst Bancshares, Inc	956	32,533
Shore Bancshares Inc	309	3,393
Siebert Financial Corp (2)	626	2,022
Signature Bank	612	50,790
Silvercrest Asset Management Group Inc	155	1,621
Simmons First Natl Corp	12,207	193,542
State Street Corp	10,947	649,486
Stewart Information Svcs Crp	13,933	609,290
Stonex Group Inc. (2)	893	45,686
Summit Financial Grp Inc	621	9,197
Svb Financial Group (2)	1,395	335,665
Synchrony Financial	16,941	443,346
T Rowe Price Group Inc	2,975	381,455
Truist Financial Corp	22,735	865,067
Trupanion Inc (2)	803	63,357
Umb Financial Corp	693	33,964
United Community Banks Inc	2,712	45,914
Us Bancorp New	10,215	366,208
Valley Natl Bancorp	389	2,665
Virtu Financial Inc.	7,529	173,242
Virtus Investment Prtnrs Inc	885	122,705
Walker & Dunlop Inc	4,514	239,242
Wesbanco Inc	605	12,923
Western Alliance Bancorp	2,448	77,406

		35,851,051

Healthcare - 15.2%
89Bio, Inc (2)	91	2,335
Abbott Labs	16,344	1,778,718
Abbvie Inc	45,997	4,028,877
Acceleron Pharma Inc (2)	257	28,920
Acelrx Pharmaceuticals Inc (2)	9,001	12,781
Adverum Biotechnologies, Inc. (2)	449	4,625
Affimed N.V. (2)	5,271	17,869
Agilent Technologies Inc	15,306	1,544,988
Akero Therapeutics, Inc. (2)	600	18,474
Albireo Pharma Inc (2)	1,191	39,744
Alector, Inc. (2)	141	1,485
Alexion Pharmaceuticals (2)	8,675	992,680
Align Technolgy Inc (2)	322	105,410
Alkermes Plc (2)	8,387	138,973
Allakos Inc. (2)	299	24,354
Allscripts Hlth Sol Inc (2)	5,150	41,921
Alnylam Pharmaceuticals (2)	1,682	244,899
Amedisys Inc (2)	245	57,925
Amerisourcebergen Corp	7,924	767,994
Amgen Inc	14,400	3,659,904
Amicus Therapeutics, Inc (2)	2,400	33,888
Amneal Pharmaceuticals Inc (2)	5,685	22,058
Anthem Inc	7,369	1,979,240
Applied Therapeutics, Inc. (2)	213	4,422
Arcturus Therapeutics Holdings Inc (2)	1,702	73,016
Arcutis Biotherapeutics Inc (2)	157	4,600
Arena Pharmaceuticals Inc (2)	1,778	132,977
Arrowhead Pharmaceuticals Inc (2)	1,392	59,940
Assertio Holdings, Inc. (2)	14,489	9,645
Atara Biotherapeutics Inc (2)	740	9,590
Athenex, Inc. (2)	1,214	14,689
Avantor Inc (2)	3,659	82,291
Axsome Therapeutics Inc (2)	660	47,025
Baxter Intl Inc	7,755	623,657
Beam Therapeutics Inc. (2)	547	13,467
Becton Dickinson & Co	2,626	611,018
Beyondspring Inc (2)	1,016	13,523

Bio Rad Laboratories Inc (2)	595	306,699
Biodelivery Sciences Intl (2)	8,214	30,638
Biogen Inc (2)	5,301	1,503,788
Biospecifics Tech Corp (2)	1,035	54,679
Bioxcel Therapeutics, Inc. (2)	865	37,506
Blueprint Medicines Corporation (2)	541	50,151
Brainstorm Cell Therapeutics I (2)	1,393	23,570
Bridgebio Pharma, Inc (2)	877	32,905
Bristol-Myers Squibb Co	63,774	3,844,934
Cardinal Health Inc	11,640	546,498
Caredx, Inc (2)	1,826	69,278
Castle Biosciences, Inc. (2)	706	36,324
Catalent Inc (2)	8,309	711,749
Catalyst Pharmaceuticas Inc (2)	8,336	24,758
Celcuity Inc. (2)	720	4,176
Centene Corporation (2)	9,342	544,919
Centogene N.V. (2)	818	7,738
Cerecor Inc. (2)	1,721	3,915
Cerner Corp	28,215	2,039,662
Charles River Labs Intl Inc (2)	1,151	260,644
Chemed Corporation	1,417	680,656
Chemocentryx Inc (2)	1,746	95,681
Cigna Corp	1,456	246,661
Co-Diagnostics, Inc (2)	467	6,347
Collegium Pharmaceutical, Inc. (2)	318	6,621
Community Health Sys Inc New (2)	4,914	20,737
Corcept Therapeutics Inc (2)	3,631	63,198
Cortexyme, Inc. (2)	24	1,200
Cvs Health Corp	23,304	1,360,954
Cymabay Therapeutics Inc (2)	4,441	32,153
Deciphera Pharmaceuticals Inc. (2)	395	20,264
Denali Therapeutics Inc (2)	1,033	37,012
Dicerna Pharmaceuticals Inc (2)	2,947	53,017
Dyadic Int'L Inc (2)	81	613
Editas Medicine Inc (2)	2,576	72,283
Edwards Lifesciences Corp (2)	7,900	630,578
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	3,328	0
Eli Lilly & Co	18,181	2,691,152
Eloxx Pharmaceuticals, Inc (2)	893	2,349
Emergent Biosolutions Inc (2)	1,660	171,528
Endo International Plc (2)	9,342	30,829
Enochian Biosciences Inc (2)	367	1,314
Ensign Group Inc.	962	54,892
Exact Sciences Corporation (2)	2,099	213,993
Exelixis Inc (2)	8,118	198,485
Fate Therapeutics Inc (2)	931	37,212
Fennec Pharmaceuticals Inc (2)	1,310	7,939
Fulgent Genetics, Inc. (2)	451	18,058
Genmark Diagnostics Inc (2)	1,032	14,654
Gilead Science Inc	32,568	2,057,972
Globus Medical Inc (2)	2,726	134,992
Hca Healthcare Inc	2,697	336,262
Hill-Rom Holdings Inc	2,308	192,741
Hms Holdings Corp (2)	2,591	62,054
Horizon Therapeutics Public Ltd Co (2)	7,098	551,373
Humana Inc	3,797	1,571,540
Idexx Laboratories Corp (2)	883	347,116
Illumina Inc (2)	290	89,633
Immunogen Inc (2)	2,427	8,737
Inovio Pharmaceuticals Inc (2)	2,077	24,093
Insmed Inc (2)	1,220	39,211
Intellia Therapeutics Inc (2)	1,527	30,357
Intersect Ent Inc (2)	1	16
Intra-Cellular Therapies Inc. (2)	695	17,834
Intuitive Surgical Inc (2)	625	443,463
Invitae Corp (2)	222	9,624
Iovance Biotherapeutics, Inc (2)	2,679	88,193
Irhythm Technologies, Inc. (2)	372	88,577
Johnson And Johnson	54,608	8,130,039
Jounce Therapeutics Inc. (2)	1,491	12,167

Kiniksa Pharmaceuticals, Ltd. (2)	377	5,776
Kodiak Sciences Inc (2)	199	11,783
Kura Oncology, Inc (2)	2,121	64,987
Lhc Group (2)	43	9,140
Livongo Health, Inc. (2)	874	122,404
Macrogenics Inc (2)	1,916	48,264
Marinus Pharmaceuticals Inc (2)	1,079	13,865
Mckesson Corp	4,469	665,568
Medtronic Plc	46,802	4,863,664
Merck & Co Inc	62,539	5,187,610
Merit Med Sys Inc (2)	724	31,494
Mersana Therapeutics, Inc (2)	3,775	70,291
Mettler Toledo Intl Inc (2)	103	99,472
Mirati Therapeutics Inc (2)	910	151,106
Moderna, Inc. (2)	4,410	312,008
Morphic Holding, Inc (2)	485	13,260
Mylan N.V (2)	5,787	85,821
Myokardia, Inc (2)	883	120,379
Myriad Genetics Inc (2)	902	11,762
Nantkwest Inc (2)	3,228	22,386
Natera, Inc (2)	1,743	125,914
National Healthcare Cp	419	26,108
Neoleukin Therapeutics, Inc (2)	1,904	22,848
Neurocrine Biosciences Inc (2)	3,713	357,042
Nextgen Healthcare, Inc. (2)	4,938	62,910
Novavax Inc (2)	884	95,781
Oncocyte Corp (2)	1,737	2,414
Opko Health Inc (2)	9,485	35,000
Organogenesis Holdings Inc (2)	1,572	6,036
Osmotica Pharmaceuticals Plc (2)	5,075	27,456
Owens & Minor Inc Hldg Co	2,593	65,110
Palatin Technologies Inc New (2)	15,630	7,390
Perkinelmer Inc	2,072	260,057
Perrigo Co	10,901	500,465
Pfizer Inc	99,536	3,652,971
Phibro Animal Health Corporation	2,765	48,111
Phreesia Inc (2)	202	6,490
Pra Health Sciences Inc (2)	930	94,339
Precigen Inc. (2)(3)	2,106	7,371
Providence Service Corp/The (2)	58	5,389
Puma Biotechnology Inc (2)	219	2,210
Quidel Corp (2)	852	186,912
Regeneron Pharmaceuticals Inc (2)	2,007	1,123,478
Resmed Inc	2,582	442,632
Retrophin Inc (2)	756	13,956
Revance Therapeutics Inc (2)	2,437	61,266
Revolution Medicines, Inc. (2)	204	7,099
Rhythm Pharmaceuticals Inc (2)	4,203	91,079
Rigel Pharmaceuticals New (2)	7,307	17,537
Rocket Pharmaceuticals Corporation (2)	394	9,007
Seattle Genetics Inc (2)	3,158	617,989
Seres Therapeutics Inc (2)	1,131	32,019
Simulations Plus Inc	143	10,776
Sorrento Therapeutics Inc (2)	3,427	38,211
Spectrum Pharmaceuticals Inc (2)	4,190	17,095
Springworks Therapeutics, Inc. (2)	199	9,486
Steris Plc	6,433	1,133,430
Strongbridge Biopharma Plc (2)	4,580	9,618
Stryker Corp	6,631	1,381,701
Supernus Pharmaceuticals, Inc (2)	1,976	41,180
Sutro Biopharma, Inc. (2)	2,053	20,633
Syneos Health, Inc. (2)	1,778	94,518
Syros Pharmaceuticals Inc. (2)	4,246	37,535
Teladoc Health Inc (2)	1,084	237,656
Tenet Healthcare Corp (2)	2,769	67,868
Tg Therapeutics Inc (2)	2,472	66,151
Theravance Biopharma Inc (2)	93	1,375
Thermo Fisher Scientific Inc	5,032	2,221,729
Translate Bio Inc (2)	1,346	18,319
Turning Point Therapeutics, Inc (2)	704	61,501

Twist Bioscience Corporation (2)	521	39,580
Ultragenyx Pharmaceutical Inc (2)	1,318	108,326
United Therapeutics Corp (2)	3,247	327,947
Unitedhealth Group Inc	1,565	487,920
Vanda Pharmaceuticals Inc (2)	1,338	12,925
Vaxrt Inc (2)	393	2,613
Veeva Systems Inc (2)	1,836	516,265
Veracyte Inc (2)	1,927	62,608
Verrica Pharmaceuticals Inc. (2)	230	1,780
Vertex Pharmaceuticals (2)	7,204	1,960,352
Viela Bio, Inc. (2)	154	4,324
Viemed Healthcare Inc (2)	1,328	11,474
Viking Therapeutics, Inc. (2)	3,803	22,133
Vir Biotechnology, Inc. (2)	244	8,377
Wave Life Sciences Ltd. (2)	296	2,513
West Pharmaceutical Svcs Inc	2,427	667,182
Xbiotech Inc (2)	2,832	54,063
Xencor Inc (2)	1,325	51,397
Zimmer Biomet Holdings Inc	4,339	590,711
Ziopharm Oncology Inc (2)	3,798	9,571
Zoetis Inc	21,981	3,634,998

		82,360,094

Industrials - 6.5%
3M Company	10,299	1,649,694
Aerovironment Inc (2)	2,159	129,562
Agco Corp	3,214	238,704
Allegiant Travel Company	2,307	276,379
Allison Transmission Holdings Inc	9,833	345,532
Alpha Pro Tech Ltd (2)	835	12,341
Altra Industrial Motion Corp	1,318	48,726
Ameresco Inc (2)	1,737	58,016
Arcbest Corporation	2,188	67,959
Arcosa Inc	5,985	263,879
Asgn Incorporated (2)	62	3,941
Astec Inds Inc	1,508	81,809
Atkore International Group Inc (2)	1,417	32,208
Atlas Air Wrldwide Hldgs New (2)	773	47,076
Avis Budget Group Inc (2)	189	4,974
Azz Inc	3,123	106,557
Bmc Stock Holdings Inc (2)	3,760	161,041
Brady Corporation	3,195	127,864
Builders Firstsource Inc (2)	2,433	79,364
Bwx Technologies Inc	2,873	161,779
Caterpillar Inc	2,200	328,130
Comfort Systems Usa Inc	4,925	253,687
Copart Inc (2)	1,347	141,651
Corelogic Inc	1,732	117,204
Costamare Inc	395	2,398
Csx Corp	2,734	212,350
Cummins Inc	16,552	3,495,120
Curtiss Wright Corp	863	80,483
Deere & Co	6,912	1,531,907
Eaton Corp Plc	12,061	1,230,584
Emcor Group Inc	1,185	80,236
Emerson Electric Co	4,108	269,362
Enersys	2,260	151,691
Fastenal Co	7,815	352,378
Federal Signal Corp	1,320	38,610
Fedex Corp	3,281	825,237
Generac Holdings Inc (2)	2,435	471,513
Graftech International Ltd	6,115	41,827
Grainger W W Inc	2,545	907,980
Greenbrier Cos Inc	1,189	34,957
Hd Supply Holdings Inc (2)	2,596	107,059
Heartland Express Inc	2,500	46,500
Herman Miller Inc	2,791	84,177
Hertz Global Holdings Inc New (2)	1,066	1,183
Hni Corporation	688	21,589

Hub Group Inc (2)	1,874	94,065
Hubbell Inc	1,390	190,208
Huntington Ingalls Industries Inc	4,416	621,552
Illinois Tool Wks Inc	10,372	2,003,974
J.B. Hunt Transport Services Inc	1,462	184,768
Kelly Svc Inc	355	6,049
Kforce Inc	1,232	39,633
Kimball International Inc - Class B	3,107	32,748
L. B. Foster Company (2)	446	5,985
Landstar Sys Inc	564	70,776
Lincoln Electric Holding Inc	1,958	180,214
Lockheed Martin Corp	10,323	3,956,599
Lsc Communications Inc (2)	11,648	478
Manitowoc Company Inc (2)	952	8,006
Manpowergroup	15,805	1,158,981
Marten Trans Ltd	5,964	97,332
Matson Inc	1,889	75,730
Maxar Technologies Inc	1,789	44,618
Mcgrath Rent Corp	1,235	73,594
Meritor Inc (2)	2,600	54,444
Miller Industries Inc New	4,972	151,994
Moog Inc. - Class A	1,722	109,399
Msc Industrial Direct Co Inc	4,069	257,486
Mueller Inds Inc	2,663	72,061
Myr Group, Inc. (2)	759	28,220
National Presto Inds Inc	162	13,261
Nl Inds Inc	280	1,190
Old Dominion Freight Line	2,145	388,073
Oshkosh Corp	2,082	153,027
Paccar Inc	31,303	2,669,520
Pae Incorporated (2)	2,378	20,213
Plug Power Inc (2)	5,172	69,357
Primoris Services Corp	6,718	121,193
Quanta Services Inc	3,083	162,967
R.R. Donnelley & Sons Co	14,233	20,780
Regal Beloit Corp	3,567	334,834
Rexnord Corp New	2,635	78,628
Rush Enterprises Inc	4,783	241,733
Ryder Sys Inc	1,760	74,342
Safe Bulkers Inc (2)	7,327	7,547
Saia Inc (2)	63	7,947
Schneider National Inc - Class B	6,766	167,323
Skywest Inc	513	15,318
Southwest Airlines Co	74,716	2,801,850
Steelcase Inc	3,832	38,742
Sterling Construction Com (2)	1	14
The Shyft Group, Inc.	2,688	50,749
Timken Co	8,392	455,014
Triton International Ltd	8,040	326,987
Tutor Perini Corp (2)	1,069	11,898
Uber Technologies Inc (2)	5,225	190,608
Ufp Industries, Inc.	5,158	291,479
Union Pacific Corp	103	20,278
United Parcel Service Inc - Class B	9,363	1,560,157
Vectrus Inc (2)	1,259	47,842
Veritiv Corp (2)	442	5,596
Vertiv Holdings Llc (2)	19,063	330,171
Watsco Inc	392	91,293
Werner Entrps Inc	6,040	253,620
WESCO International, Inc. Series A Variable Preferred (9)	2,612	73,136

		35,340,819

Information Technology - 22.1%
Aci Worldwide Inc. (2)	4,410	115,233
Adobe Inc. (2)	6,805	3,337,376
Advanced Micro Devices Inc (2)	14,147	1,159,913
Alarm.Com Holdings Inc (2)	278	15,360
Alliance Data Sys Corp	714	29,974
American Software Inc	611	8,578

Amkor Technology Inc (2)	13,316	149,139
Ansys Inc (2)	468	153,144
Apple Inc	226,816	26,267,561
Applied Materials Inc	30,839	1,833,379
Arrow Electronics Inc (2)	9,080	714,233
Astro Nova Inc	1,469	11,781
Autodesk Inc (2)	2,281	526,934
Avnet Inc	15,671	404,939
Bill.Com Holdings Inc (2)	302	30,294
Bottomline Technologites Inc (2)	316	13,323
Box Inc (2)	1,192	20,693
Broadcom Inc	3,667	1,335,961
Cadence Designs Sys (2)	16,027	1,708,959
Calix Inc (2)	10,373	184,432
Cambium Networks Corporation (2)	394	6,647
Cdk Global Inc	1,209	52,700
Channeladvisor Corp (2)	8,211	118,813
Ciena Corporation (2)	3,417	135,621
Cisco Systems Inc	52,666	2,074,514
Citrix Systems Inc	7,343	1,011,205
Cloudera Inc (2)	2,807	30,568
Cognex Corp	2,480	161,448
Conduent Inc (2)	10,760	34,217
Corning Inc	18,530	600,557
Coupa Software Incorporated (2)	438	120,117
Crowdstrike Holdings, Inc. (2)	2,033	279,172
Dell Technologies Inc - Class C (2)	1,852	125,362
Diebold Nixdorf Inc (2)	1,340	10,238
Digital Turbine Inc (2)	6,277	205,509
Docusign Inc (2)	3,022	650,455
Dolby Laboratories Inc	1,072	71,052
Dropbox Inc (2)	5,529	106,489
Dxc Technology Company	6,961	124,254
Eastman Kodak Company New (2)	794	7,003
Ebix Inc	1,792	36,915
Egain Corporation (2)	7,663	108,585
Elastic N.V. (2)	542	58,476
Fastly Inc (2)	1,064	99,676
Formfactor Inc (2)	6,620	165,037
Fortinet Inc (2)	1,024	120,637
Hewlett Packard Enterprise Co	40,388	378,436
Hp Inc	47,689	905,614
Hubspot Inc (2)	328	95,851
Insight Enterprises Inc (2)	4,130	233,675
Intel Corp	65,271	3,379,732
Intl Business Machines	2,924	355,763
Intuit Inc	12,849	4,191,472
Jabil Inc	29,171	999,398
Juniper Networks	9,097	195,586
Kbr Inc	2,226	49,773
Kla Corporation	3,240	627,718
Lam Research Corp	4,202	1,394,014
Limelight Networks, Inc. (2)	3,567	20,546
Lumentum Holdings Inc. (2)	518	38,917
Manhattan Associates Inc (2)	724	69,135
Mastercard Incorporated	17,121	5,789,809
Maxim Integrated Prods Inc	9,493	641,822
Methode Electronics, Inc.	2,873	81,881
Micron Tech Inc (2)	3,408	160,040
Microsoft Corp	109,772	23,088,345
Mks Instruments Inc	1,479	161,551
Moneygram International Inc (2)	1,944	5,492
Monolithic Power Sys Inc	615	171,960
Ncr Corp (2)	3,038	67,261
Netgear Inc (2)	3,462	106,699
Nic Inc	1,019	20,074
Nortonlifelock Inc	30,035	625,929
Nvidia Corp	8,281	4,481,843
Okta Inc. (2)	432	92,383
Onespan Inc (2)	116	2,431

Oracle Corporation	57,016	3,403,855
Pagerduty Inc (2)	996	27,002
Paypal Holdings Inc (2)	9,336	1,839,472
Perficient Inc (2)	83	3,547
Photronics Inc (2)	5,043	50,228
Plantronics Inc	1,152	13,640
Plexus Corp (2)	449	31,713
Priority Technology Hldgs Inc. (2)	1,600	5,048
Progress Software Corp	13,186	483,662
Ptc Inc (2)	869	71,884
Qorvo Inc (2)	3,735	481,852
Qualcomm Inc	17,669	2,079,288
Rimini Street Corp (2)	778	2,505
Ringcentral Inc (2)	528	144,994
Salesforce.Com Inc (2)	11,285	2,836,146
Sanmina Corporation (2)	2,767	74,847
Sapiens Intl Corp N V (2)	2,199	67,245
Scansource Inc (2)	713	14,139
Secureworks Corp. - Class A (2)	753	8,577
Semtech Corp (2)	76	4,025
Servicenow Inc (2)	1,106	536,410
Skyworks Solutions Inc	3,297	479,714
Solaredge Technologies, Inc (2)	1,991	474,555
Splunk Inc (2)	1,115	209,765
Sps Commerce Inc (2)	3,200	249,184
Square Inc (2)	3,488	566,974
Ss & C Technologies Hldgs Inc	38,960	2,357,859
Stoneco Ltd. (2)	2,404	127,148
Stratasys Ltd (2)	746	9,303
Sykes Enterprises Inc (2)	3,611	123,532
Synnex Corp	4,427	620,046
Synopsys Inc (2)	1,440	308,131
Telenav Inc (2)	1,468	5,285
Tenable Holdings, Inc (2)	7,074	267,044
Teradyne Inc	9,849	782,602
Texas Instruments Inc	13,779	1,967,503
Trade Desk, Inc./The (2)	212	109,981
Trimble Inc. (2)	5,932	288,888
Ttec Holdings Inc	1,712	93,390
Twilio Inc - Class A (2)	1,611	398,062
Ultra Clean Holdings, Inc. (2)	772	16,567
Verint Systems Inc (2)	4,914	236,757
Virnetx Holding Corp (3)	10,134	53,406
Visa Inc.	13,045	2,608,609
Vishay Intertechnology Inc	11,644	181,297
Xerox Holdings Corporation	20,794	390,303
Xperi Holding Corporation	10,397	119,462
Zebra Tech Corp - Class A (2)	1,634	412,520
Zoom Video Communications, Inc. (2)	2,318	1,089,715
Zscaler, Inc. (2)	973	136,891

		119,834,195

Materials - 2.2%
Air Products & Chemicals Inc	3,479	1,036,255
Avient Corporation	172	4,551
Berry Global Group Inc (2)	5,404	261,121
Boise Cascade Company	11,566	461,715
Cabot Corp	83	2,990
Caledonia Mining Corporation Plc	2,094	35,577
Century Aluminum Co (2)	160	1,139
Chemours Company	3,920	81,967
Clearwater Paper Corp (2)	193	7,322
Coeur Mining Inc (2)	490	3,616
Commercial Metals Co	274	5,475
Corteva Inc	3,698	106,539
Dow Inc	8,694	409,053
Eastman Chemical Company	8,305	648,787
Fmc Corp	1,628	172,421
Freeport-Mcmoran Inc - Class B	7,550	118,082

Hawkins Incorporated	331	15,259
Huntsman Corp	11,630	258,302
Koppers Holdings Inc (2)	763	15,954
Linde Plc	5,133	1,222,321
Lyondellbasell Industries Nv	5,212	367,394
Mosaic Company New	1,509	27,569
Newmont Corporation	33,328	2,114,662
Nucor Corp	4,191	188,008
O-I Glass Inc	850	9,002
Olympic Steel Inc	1,650	18,744
Ppg Inds Inc	4,851	592,210
Ramaco Resources Inc. (2)	1,696	5,936
Reliance Stl & Aluminum Co	8,883	906,421
Rpm International Inc	2,013	166,757
Ryerson Holding Corp (2)	638	3,656
Scotts Miracle-Gro Company	4,865	743,907
Sherwin Williams Co	2,262	1,576,026
Steel Dynamics Inc	4,173	119,473
Stepan Co	1,058	115,322
Tredegar Corp	3,071	45,666
Tronox Holdings Plc	203	1,598
Westrock Company	4,693	163,035

		12,033,832

Real Estate Investment Trust - 2.5%
Altisource Ptf Solu Sa (2)	2,089	26,468
American Homes 4 Rent	11,868	338,001
American Tower Reit	12,784	3,090,276
Ashford Hospitality Tr Inc	2,984	4,924
Avalonbay Communities Inc	2,173	324,516
Care Trust Reit Inc.	2,496	44,416
Catchmark Timber Trust Inc	1,689	15,083
Cbl & Associates Pptys Inc (2)(3)	19,529	3,146
Corecivic Inc	8,652	69,216
Corenergy Infrastructure Trust Inc Reit	1,084	6,331
Corporate Office Ppts Tr	8,820	209,210
Cyrusone Inc	3,187	223,186
Equinix Inc	954	725,164
Essex Ppty Trust Inc	5,213	1,046,718
Extra Space Storage Inc	3,477	372,004
Gaming And Leisure Properties Inc	21,598	797,614
Getty Realty Corp Hldg Co	2,529	65,779
Gladstone Commercial Corp	1,484	25,005
Highwoods Properties Inc	6,157	206,690
Iron Mountain Inc	2,252	60,331
Lamar Advertising Company	15,544	1,028,546
Ltc Properties Inc	22,302	777,448
National Health Invts	4,314	260,005
National Storage Affiliates Trust	2,751	89,985
Omega Healthcare Invs Inc	841	25,180
Paramount Group Inc	22	156
Piedmont Office Realty Tr Inc	15,878	215,464
Ps Business Parks Inc	3,414	417,839
Public Storage	2,101	467,935
Sba Communications Corp	3,288	1,047,162
Service Properties Trust	27,517	218,760
Simon Property Group Inc New	22,363	1,446,439
Spirit MTA Reit Liquidating Trust (2)(8)	9,151	0
Tanger Factory Outlet Center (3)	3,379	20,375
Uniti Group Inc	3,569	37,599
Urstadt Biddle Pptys Inc	809	7,443
Welltower Inc	1,305	71,892

		13,786,306

Utilities - 1.5%
Alliant Energy Corp	9,954	514,124
American Water Works Co	7,533	1,091,381
Consolidated Water Co Inc	387	4,029

Dominion Energy Inc		1,604	126,604
Mdu Resources Group Inc		46,004	1,035,090
Nextera Energy Inc		9,040	2,509,142
Northwestern Corporation		10,323	502,111
Nrg Energy Inc		15,559	478,284
Ppl Corporation		6,779	184,457
Public Svc Entrps Group Inc		2,933	161,051
Vistra Corp		3,168	59,748
Wec Energy Group Inc		4,979	482,465
Xcel Energy Incorporated		11,833	816,582

			7,965,068

Total Common Stocks	(Cost	$315,195,701)	420,721,539

Money Market Registered Investment Companies - 19.7%

Meeder Institutional Prime Money Market Fund, 0.10% (5)		107,243,123	107,286,020
Morgan Stanley Government Institutional Fund, 0.02% (4)		79,155	79,155

Total Money Market Registered Investment Companies	(Cost	$107,332,000)	107,365,175

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 0.75%, 10/1/2020 (6)		247,626	247,626
Metro City Bank Deposit Account, 0.50%, 10/1/2020 (6)		247,967	247,967
Pacific Mercantile Bank Deposit Account, 0.01%, 10/1/2020 (6)		246,803	246,803

Total Bank Obligations	(Cost	$742,396)	742,396

Total Investments - 97.3%	(Cost	$423,270,097)	528,829,110

Other Assets less Liabilities - 2.7%			14,816,339

Total Net Assets - 100.0%			543,645,449

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		4,067	48,031
Meeder Dynamic Allocation Fund - Retail Class		10,166	123,822
Meeder Muirfield Fund - Retail Class		6,651	49,151
Meeder Conservative Allocation Fund - Retail Class		1,209	27,626

Total Trustee Deferred Compensation	(Cost	$222,345)	248,630

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	351	12/18/2020	32,523,660	(1,016,879)
Mini MSCI Emerging Markets Index Futures	175	12/18/2020	9,524,375	(208,972)
Standard & Poors 500 Mini Futures	16	12/18/2020	2,681,600	11,552
E-mini Standard & Poors MidCap 400 Futures	4	12/18/2020	742,360	3,234

Total Futures Contracts	546		45,471,995	(1,211,065)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$528,086,714	$(1,211,065)
Level 2 - Other Significant Observable Inputs	742,396	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$528,829,110	$(1,211,065)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Preferred stock.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.